Intercompany Transactions (Tables)	3 Months Ended
Mar. 31, 2016
Intercompany Transactions [Abstract]
Intercompany Transactions
	Three months ended March 31
(In millions)	2016	2015

Cash from (used for) operating activities-continuing operations
Combined	$7,505	$810
GE customer receivables sold to GE Capital	1,466	1,308
GE Capital dividends to GE	(7,500)	(450)
Other reclassifications and eliminations	381	334
	$1,852	$2,002
Cash from (used for) investing activities-continuing operations
Combined	$26,515	$8,719
GE customer receivables sold to GE Capital	(1,331)	(1,274)
Other reclassifications and eliminations	(513)	(551)
	$24,671	$6,894
Cash from (used for) financing activities-continuing operations
Combined	$(29,459)	$(6,994)
GE customer receivables sold to GE Capital	(135)	(34)
GE Capital dividends to GE	7,500	450
Other reclassifications and eliminations	133	217
	$(21,961)	$(6,361)